Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 4.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.80%
Innovator U.S. Equity Accelerated Plus ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 475.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	36.60%
Innovator U.S. Equity Accelerated Plus ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 500.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(41.60%)